Investment Objectives and Goals - TORTOISE MLP ETF	Dec. 18, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TORTOISE MLP ETF SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Tortoise MLP ETF, a series of Tortoise Capital Series Trust (the “Fund”), seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise MLP IndexSM (ticker symbol TCMLP) (the “Underlying Index”).